Strategy Shares

May 19, 2025

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:	Strategy Shares (the “Registrant”);
File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Monopoly ETF does not differ from that contained in the Registrant's Post-Effective Amendment No. 142, which was electronically filed with the Commission on May 13, 2025.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary